Deferred Credits and Other Noncurrent Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Summary of Deferred Credits and Other Noncurrent Liabilities

As at December 31, 2018 and 2017, this account consists of:

	2018	2017
		(in million pesos)
Accrual of capital expenditures under long-term financing (Note 28)	2,965	5,580
Provision for asset retirement obligations	1,656	1,630
Contract liabilities and unearned revenues	532	324
Others	131	168
	5,284	7,702

Summary of Changes to Asset Retirement Obligations

The following table summarizes all changes to asset retirement obligations for the years ended December 31, 2018 and 2017:

	2018	2017
		(in million pesos)
Provision for asset retirement obligations at beginning of the year	1,630	1,582
Additional liability recognized during the year	161	82
Accretion expenses	47	39
Settlement of obligations and others	(182)	(73)
Provision for asset retirement obligations at end of the year	1,656	1,630